Operating Leases - Summary of Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
Remainder of 2021	$ 1,152
Lessee, Operating Lease, Liability, to be Paid, Year One	1,057	$ 1,529
Lessee, Operating Lease, Liability, to be Paid, Year Two	803	1,034
Lessee, Operating Lease, Liability, to be Paid, Year Three	782	784
Lessee, Operating Lease, Liability, to be Paid, Year Four	568	763
Lessee, Operating Lease, Liability, to be Paid, Year Five		548
Thereafter	115
Thereafter		103
Total lease payments	4,477	4,761
Less amounts representing future interest	(451)	(485)
Total liability	4,026	4,276
Less current portion	(1,247)	(1,354)	$ (824)
Non-current liability	$ 2,779	$ 2,922